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                             PORTER & HEDGES, L.L.P.
                         ATTORNEYS AND COUNSELORS AT LAW
                            700 LOUISIANA, 35TH FLOOR
                            HOUSTON, TEXAS 77002-2764

                                                             MAILING ADDRESS:
                            TELECOPIER (713) 228-1331         P.O. BOX 4744
                            TELEPHONE (713) 226-0600      HOUSTON, TX 77210-4744

                                November 19, 2004


U.S. Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

         Re:  Registration Statement on Form S-1 of TODCO


Ladies and Gentlemen:

         On behalf of TODCO (the "Company"), enclosed for filing pursuant to the Securities Act of 1933, as amended (the "Act"), is a registration statement on Form S-1 relating to the proposed offering by Transocean Inc. of up to 14,950,000 shares of the Company's Class A Common Stock.

         In accordance with Rule 461 of the Act, the Company wishes to advise the staff that it and the underwriters may, when appropriate, make an oral request for acceleration of the registration statement. The Company hereby confirms to the staff its awareness of its obligations under the Act in connection with any such oral acceleration request.



                                                  Very truly yours,

                                                  /s/ Nick D. Nicholas
                                                  ------------------------------
                                                  Nick D. Nicholas

ACF
Enclosure